Document and Entity Information	Total
Document and Entity Information:
EntityRegistrantName	Delaware Group Equity Funds IV
DocumentType	485BPOS
DocumentPeriodEndDate	Mar. 31, 2018
AmendmentFlag	false
EntityCentralIndexKey	0000778108
DocumentEffectiveDate	Jul. 27, 2018
DocumentCreationDate	Jul. 26, 2018
Delaware Smid Cap Growth Fund | Class A
Document and Entity Information:
TradingSymbol	DFCIX
Delaware Smid Cap Growth Fund | Class C
Document and Entity Information:
TradingSymbol	DEEVX
Delaware Smid Cap Growth Fund | Class R
Document and Entity Information:
TradingSymbol	DFRIX
Delaware Smid Cap Growth Fund | Institutional Class
Document and Entity Information:
TradingSymbol	DFDIX
Delaware Smid Cap Growth Fund | Class R6
Document and Entity Information:
TradingSymbol	DFZRX
Delaware Healthcare Fund | Class A
Document and Entity Information:
TradingSymbol	DLHAX
Delaware Healthcare Fund | Class C
Document and Entity Information:
TradingSymbol	DLHCX
Delaware Healthcare Fund | Class R
Document and Entity Information:
TradingSymbol	DLRHX
Delaware Healthcare Fund | Institutional Class
Document and Entity Information:
TradingSymbol	DLHIX
Delaware Small Cap Growth Fund | Class A
Document and Entity Information:
TradingSymbol	DSGDX
Delaware Small Cap Growth Fund | Class C
Document and Entity Information:
TradingSymbol	DSGEX
Delaware Small Cap Growth Fund | Class R
Document and Entity Information:
TradingSymbol	DSGFX
Delaware Small Cap Growth Fund | Institutional Class
Document and Entity Information:
TradingSymbol	DSGGX